Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 SunEdison [Member]	Feb. 01, 2011 SunEdison [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Suntech Warrant [Member]	Dec. 31, 2012 Gintech [Member] Maximum [Member]	Dec. 31, 2012 Forward Contracts [Member]	Dec. 31, 2011 Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Owned, Percent of Common Stock										10.00%
Derivative Asset, Notional Amount									$ 205.8
Assets, Fair Value Disclosure											6.6
Liabilities, Fair Value Disclosure												1.2
Business acquisition, contingent consideration	24.9
Contingent Consideration Common Stock Issued				2.1
Fair Value, Level 1 to level 2 Transfers, Amount	0
Fair Value, Level 2 to level 1 Transfers, Amount		0	80.2
Debt Instrument, Fair Value Disclosure					$ 2,368.3	$ 1,926.8	$ 1,736.2	$ 1,333.6